Significant accounting policies - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	May 29, 2018 a	Apr. 07, 2017	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Concession period for Port concession rights			30 years from the date of the award	30 years from the date of the award
Alloted land for future expansion cancelled due to dispute | a	342.22
Mining related inventory			₨ 99,509		₨ 113,362						$ 1,360
Statutory income tax rate			30.00%	30.00%
Carrying amount of assets			₨ 1,771,111		1,755,405						24,216
Carrying value of existing plant assets at copper			₨ 18,257								250
Vedantha limited and subsidaries limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
DGH demand relating to audit exceptions							₨ 47,135	$ 645
Taxation Laws Amendment Act 2019 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Statutory income tax rate			30.00%	30.00%
Reduced income tax rate [member] | Taxation Laws Amendment Act 2019 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Statutory income tax rate			22.00%	22.00%
Unused tax credits [member]
Disclosure of detailed information about property, plant and equipment [line items]
Minimum alternate tax credit entitled to be carried forward			₨ 82,358		91,258						1,126
Unused tax credits [member] | Upto the fourteenth and fifteenth year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Minimum alternate tax credit entitled to be carried forward			₨ 3,400		35,998						47
Production sharing contract [member] | Ravva block [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in GOI share of profit oil			10.00%	10.00%
Percentage of costs entitled to be recovered			100.00%	100.00%
Production sharing contract [member] | Development area [member] | Rajasthan block [member] | Government of India [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Costs incurred field development plan									₨ 14,770	$ 202
Aluminium products [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of assets					318,413
Vedanta limited and subsidaries [member] | Development area [member] | Rajasthan block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in GOI share of profit oil		10.00%
Common costs field development plan									26,690	364
Perod of RJ block extenson		10 years
Revised common costs field development plan			₨ 33,600	$ 458
Vedanta limited and subsidaries [member] | Production sharing contract [member] | Development area [member] | Rajasthan block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Common costs field development plan									₨ 26,690	$ 364
ESL Steel Limited [Member] | Other environment related provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Provision for environment clearance			₨ 2,135	$ 29
Top of range [member] | Raw materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period			12 months	12 months
Top of range [member] | Project materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period			36 months	36 months
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets			2-5 years	2-5 years
Technological know-how and brand [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets			ten years	ten years
Assets Under Expansion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mining related inventory			₨ 2,836		5,166						39
Reoverable amount of an asset			2,886
Impairment loss			6,692	$ 91	6,692
Carrying amount of assets			965								13
Carrying value of existing and expansion plant assets			13,367		14,742						$ 183
Assets Under Expansion [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			4,349
Assets Under Expansion [member] | Capital advances [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			1,961
Assets Under Expansion [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			382
Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			₨ 0		₨ 0	₨ 0